FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets:
Current Assets		$ 4,896	$ 3,711
Non-current assets		69,065	57,620
Total assets		73,961	61,331
Liabilities:
Current Liabilities		8,661	5,524
Non-current liabilities		38,909	34,134
Total liabilities		47,570	39,658
Non-controlling interest—in operating subsidiaries and preferred unitholders		16,796	15,084
Non-controlling interest—Redeemable Partnership Units held by Brookfield		2,408	1,687
Non-controlling interest, BIPC exchange units, equity		1,369	638
Non-controlling interest, exchange LP units	[1]	85	12
Net investment attributable to limited partners and general partner		5,733	4,252
USD
Assets:
Current Assets		1,446	805
Non-current assets		13,142	14,313
Total assets		14,588	15,118
Liabilities:
Current Liabilities		2,247	1,875
Non-current liabilities		9,292	10,887
Total liabilities		11,539	12,762
Non-controlling interest—in operating subsidiaries and preferred unitholders		4,894	5,186
Non-controlling interest—Redeemable Partnership Units held by Brookfield		(463)	(725)
Non-controlling interest, BIPC exchange units, equity		(264)	(275)
Non-controlling interest, exchange LP units		(16)	(5)
Net investment attributable to limited partners and general partner		(1,102)	(1,825)
AUD
Assets:
Current Assets		394	314
Non-current assets		3,688	4,042
Total assets		4,082	4,356
Liabilities:
Current Liabilities		462	446
Non-current liabilities		1,656	1,842
Total liabilities		2,118	2,288
Non-controlling interest—in operating subsidiaries and preferred unitholders		518	488
Non-controlling interest—Redeemable Partnership Units held by Brookfield		363	405
Non-controlling interest, BIPC exchange units, equity		206	153
Non-controlling interest, exchange LP units		13	3
Net investment attributable to limited partners and general partner		864	1,019
GBP
Assets:
Current Assets		582	471
Non-current assets		8,831	8,939
Total assets		9,413	9,410
Liabilities:
Current Liabilities		792	877
Non-current liabilities		5,228	4,939
Total liabilities		6,020	5,816
Non-controlling interest—in operating subsidiaries and preferred unitholders		749	726
Non-controlling interest—Redeemable Partnership Units held by Brookfield		664	734
Non-controlling interest, BIPC exchange units, equity		377	278
Non-controlling interest, exchange LP units		23	5
Net investment attributable to limited partners and general partner		1,580	1,851
BRL
Assets:
Current Assets		772	420
Non-current assets		5,848	5,210
Total assets		6,620	5,630
Liabilities:
Current Liabilities		1,307	214
Non-current liabilities		2,931	2,970
Total liabilities		4,238	3,184
Non-controlling interest—in operating subsidiaries and preferred unitholders		825	871
Non-controlling interest—Redeemable Partnership Units held by Brookfield		391	403
Non-controlling interest, BIPC exchange units, equity		222	153
Non-controlling interest, exchange LP units		14	3
Net investment attributable to limited partners and general partner		930	1,016
CLP
Assets:
Current Assets			126
Non-current assets			834
Total assets			960
Liabilities:
Current Liabilities			125
Non-current liabilities			1,148
Total liabilities			1,273
Non-controlling interest—in operating subsidiaries and preferred unitholders			(335)
Non-controlling interest—Redeemable Partnership Units held by Brookfield			6
Non-controlling interest, BIPC exchange units, equity			2
Non-controlling interest, exchange LP units			0
Net investment attributable to limited partners and general partner			14
CAD
Assets:
Current Assets		775	492
Non-current assets		22,576	9,334
Total assets		23,351	9,826
Liabilities:
Current Liabilities		2,670	602
Non-current liabilities		11,531	4,994
Total liabilities		14,201	5,596
Non-controlling interest—in operating subsidiaries and preferred unitholders		6,348	4,020
Non-controlling interest—Redeemable Partnership Units held by Brookfield		703	54
Non-controlling interest, BIPC exchange units, equity		400	20
Non-controlling interest, exchange LP units		25	0
Net investment attributable to limited partners and general partner		1,674	136
EUR
Assets:
Current Assets		67	145
Non-current assets		1,272	903
Total assets		1,339	1,048
Liabilities:
Current Liabilities		40	24
Non-current liabilities		154	118
Total liabilities		194	142
Non-controlling interest—in operating subsidiaries and preferred unitholders		132	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield		254	232
Non-controlling interest, BIPC exchange units, equity		145	88
Non-controlling interest, exchange LP units		9	2
Net investment attributable to limited partners and general partner		605	584
COP
Assets:
Current Assets		216	216
Non-current assets		1,061	1,256
Total assets		1,277	1,472
Liabilities:
Current Liabilities		161	246
Non-current liabilities		522	478
Total liabilities		683	724
Non-controlling interest—in operating subsidiaries and preferred unitholders		512	636
Non-controlling interest—Redeemable Partnership Units held by Brookfield		21	29
Non-controlling interest, BIPC exchange units, equity		12	11
Non-controlling interest, exchange LP units		1	0
Net investment attributable to limited partners and general partner		48	72
PEN
Assets:
Current Assets		98	105
Non-current assets		1,132	1,247
Total assets		1,230	1,352
Liabilities:
Current Liabilities		17	438
Non-current liabilities		561	212
Total liabilities		578	650
Non-controlling interest—in operating subsidiaries and preferred unitholders		541	591
Non-controlling interest—Redeemable Partnership Units held by Brookfield		28	28
Non-controlling interest, BIPC exchange units, equity		16	11
Non-controlling interest, exchange LP units		1	0
Net investment attributable to limited partners and general partner		66	72
INR
Assets:
Current Assets		463	573
Non-current assets		10,836	10,979
Total assets		11,299	11,552
Liabilities:
Current Liabilities		857	620
Non-current liabilities		6,876	6,389
Total liabilities		7,733	7,009
Non-controlling interest—in operating subsidiaries and preferred unitholders		2,277	2,901
Non-controlling interest—Redeemable Partnership Units held by Brookfield		323	420
Non-controlling interest, BIPC exchange units, equity		184	159
Non-controlling interest, exchange LP units		11	3
Net investment attributable to limited partners and general partner		771	1,060
NZD & Other
Assets:
Current Assets		83	44
Non-current assets		679	563
Total assets		762	607
Liabilities:
Current Liabilities		108	57
Non-current liabilities		158	157
Total liabilities		266	214
Non-controlling interest—in operating subsidiaries and preferred unitholders		0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield		124	101
Non-controlling interest, BIPC exchange units, equity		71	38
Non-controlling interest, exchange LP units		4	1
Net investment attributable to limited partners and general partner		$ 297	$ 253

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.